Schedule of Fair Value Estimated Using NAV Per Share (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Collective investment fund, fair value	$ 33,536,330	$ 28,502,617
Collective Investment Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Collective investment fund, fair value	257,326	226,434
Collective investment fund, unfunded commitment
Collective investment fund, redemption frequency	Daily	Daily
Collective investment fund, redemption notice period	Daily	Daily